Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

	2021	2020
Cost	190,774,032	184,479,011
Accumulated depreciation	(109,478,840)	(103,639,103)

Total	81,295,192	80,839,908

Lands	1,025,307	1,025,307
Plant and buildings	13,718,257	14,617,744
Machinery, equipment and spare parts	57,942,520	19,112,267
Transportation and load vehicles	1,487,535	1,911,807
Furniture and fixtures	94,973	77,992
Quarries	5,028,566	5,733,256
Tools	103,074	81,326
Construction in process	1,894,960	38,280,209

Total	81,295,192	80,839,908

Cost

	Lands	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Works in process	Total
Balance as of January 1, 2020	1,025,619	48,263,593	58,829,491	12,278,561	3,431,610	18,826,905	603,466	34,686,421	177,945,666

Additions	—	—	—	—	—	—	—	6,871,583	6,871,583
Disposal	(312)	(19,364)	(64,452)	(220,682)	—	(33,428)	—	—	(338,238)
Transfers	—	951,122	868,064	371,677	41,966	1,013,683	31,283	(3,277,795)	—

Balance as of December 31, 2020	1,025,307	49,195,351	59,633,103	12,429,556	3,473,576	19,807,160	634,749	38,280,209	184,479,011

Additions	—	—	—	—	—	—	—	6,861,355	6,861,355
Disposal	—	(154,337)	(102,136)	(278,730)	—	(31,131)	—	—	(566,334)
Transfers	—	576,400	40,776,279	310,422	47,203	1,484,118	52,182	(43,246,604)	—

Balance as of December 31, 2021	1,025,307	49,617,414	100,307,246	12,461,248	3,520,779	21,260,147	686,931	1,894,960	190,774,032

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Total
Balance as of January 1, 2020	(32,458,572)	(38,836,262)	(8,868,709)	(3,337,394)	(12,756,697)	(519,710)	(96,777,344)

Impairment	(794,788)	(176,728)	(426,997)	(25,294)	(2,951)	(2,590)	(1,429,348)
Disposal	19,364	63,195	75,772	—	33,430	—	191,771
Depreciation	(1,343,611)	(1,571,041)	(1,297,815)	(32,896)	(1,347,686)	(31,123)	(5,624,172)

Balance as of December 31, 2020	(34,577,607)	(40,520,836)	(10,517,749)	(3,395,584)	(14,073,904)	(553,423)	(103,639,103)

Impairment	(70,455)	(82,084)	—	—	—	(309)	(152,848)
Disposal	28,689	96,511	274,000	—	—	—	399,200
Depreciation charge	(1,279,784)	(1,858,317)	(729,964)	(30,222)	(2,157,677)	(30,125)	(6,086,089)

Balance as of December 31, 2021	(35,899,157)	(42,364,726)	(10,973,713)	(3,425,806)	(16,231,581)	(583,857)	(109,478,840)